Intangible Assets, Net (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Impairment on goodwill		$ 495,755	$ 1,191,111
Subsequent Event [Member] | JF Restaurants, LLC [Member]
Goodwill [Line Items]
Membership interest, percentage	100.00%
Impairment on goodwill	$ 500,000